Stock Incentive Plans - Fair Value of Options Using Black-Scholes (Details) - Employee Stock Option - $ / shares	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Dividend yield	1.62%	1.37%	1.47%
Expected volatility	17.22%	18.07%	19.92%
Risk-free interest rate	1.24%	1.24%	1.35%
Expected life (in years)	4 years 2 months 9 days	4 years 2 months 12 days	4 years
Weighted-average grant date fair value (in dollars per share)	$ 13.00	$ 14.01	$ 11.04